UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2017

Date of reporting period:	October 31, 2016

Item 1. Schedule of Investments:

Putnam Low Volatility Equity Fund

The fund's portfolio
10/31/16 (Unaudited)

COMMON STOCKS (93.1%)(a)
		Shares	Value

Aerospace and defense (4.7%)

BWX Technologies, Inc.		1,956	$76,714

General Dynamics Corp.		2,247	338,713

L-3 Communications Holdings, Inc.		722	98,871

Northrop Grumman Corp.		2,955	676,695

Raytheon Co.		4,736	646,985

			1,837,978
Air freight and logistics (1.8%)

United Parcel Service, Inc. Class B		6,528	703,457

			703,457
Airlines (0.4%)

Southwest Airlines Co.		3,515	140,776

			140,776
Banks (4.7%)

Associated Banc-Corp.		1,270	25,781

PNC Financial Services Group, Inc. (The)		5,887	562,797

Popular, Inc. (Puerto Rico)		2,454	89,080

SunTrust Banks, Inc.		4,464	201,907

TCF Financial Corp.		4,089	58,473

U.S. Bancorp		5,565	249,089

Wells Fargo & Co.		13,533	622,653

Western Alliance Bancorp(NON)		1,377	51,445

			1,861,225
Beverages (0.3%)

Constellation Brands, Inc. Class A		312	52,141

PepsiCo, Inc.		476	51,027

			103,168
Capital markets (1.2%)

Bank of New York Mellon Corp. (The)		4,997	216,220

Intercontinental Exchange, Inc.		815	220,368

MSCI, Inc.		615	49,317

			485,905
Chemicals (0.9%)

Ashland Global Holdings, Inc.		618	69,049

Scotts Miracle-Gro Co. (The) Class A		737	64,922

Sherwin-Williams Co. (The)		864	211,559

			345,530
Commercial services and supplies (1.3%)

Waste Management, Inc.		7,523	493,960

			493,960
Communications equipment (3.6%)

Cisco Systems, Inc.		27,944	857,322

Juniper Networks, Inc.		16,506	434,768

Motorola Solutions, Inc.		1,619	117,507

			1,409,597
Consumer finance (1.6%)

Ally Financial, Inc.		5,765	104,174

Capital One Financial Corp.		3,334	246,849

Discover Financial Services		4,691	264,244

			615,267
Containers and packaging (1.4%)

Avery Dennison Corp.		3,368	235,053

Bemis Co., Inc.		1,731	84,334

Berry Plastics Group, Inc.(NON)		1,720	75,250

Crown Holdings, Inc.(NON)		1,853	100,525

Sonoco Products Co.		1,451	72,971

			568,133
Distributors (0.1%)

Pool Corp.		586	54,252

			54,252
Diversified consumer services (0.3%)

ServiceMaster Global Holdings, Inc.(NON)		3,379	120,934

			120,934
Diversified financial services (1.4%)

Berkshire Hathaway, Inc. Class B(NON)		2,385	344,156

Voya Financial, Inc.		6,456	197,231

			541,387
Diversified telecommunication services (2.7%)

AT&T, Inc.		6,538	240,533

Verizon Communications, Inc.		17,332	833,669

			1,074,202
Electric utilities (3.1%)

American Electric Power Co., Inc.		3,917	253,978

Eversource Energy		1,697	93,437

Great Plains Energy, Inc.		2,891	82,220

PG&E Corp.		6,168	383,156

Southern Co. (The)		6,398	329,945

Westar Energy, Inc.		1,569	89,935

			1,232,671
Electronic equipment, instruments, and components (0.4%)

Fitbit, Inc. Class A(NON)(S)		10,770	142,810

			142,810
Energy equipment and services (2.3%)

Dril-Quip, Inc.(NON)		564	26,790

FMC Technologies, Inc.(NON)		4,836	156,058

Schlumberger, Ltd.		9,330	729,886

			912,734
Equity real estate investment trusts (REITs) (2.2%)

Brandywine Realty Trust		2,400	37,200

Corporate Office Properties Trust		1,362	36,352

Equity Commonwealth(NON)		2,026	61,205

Equity Lifestyle Properties, Inc.		634	48,083

Equity One, Inc.		1,475	42,038

Equity Residential Trust		3,061	189,017

Highwoods Properties, Inc.		1,236	61,343

Liberty Property Trust		1,486	60,079

Macerich Co. (The)		1,164	82,388

Post Properties, Inc.		627	41,250

Public Storage		159	33,981

Regency Centers Corp.		1,208	87,061

Retail Properties of America, Inc. Class A		2,065	32,152

Weingarten Realty Investors		1,036	37,514

			849,663
Food and staples retail (2.3%)

CVS Health Corp.		5,988	503,591

Sysco Corp.		8,227	395,883

US Foods Holding Corp.(NON)		802	18,125

			917,599
Food products (2.2%)

General Mills, Inc.		6,719	416,444

Hershey Co. (The)		4,480	459,021

			875,465
Health-care equipment and supplies (1.3%)

C.R. Bard, Inc.		735	159,260

Intuitive Surgical, Inc.(NON)		524	352,170

			511,430
Health-care providers and services (3.7%)

AmerisourceBergen Corp.		2,125	149,430

DaVita Inc.(NON)		3,847	225,511

McKesson Corp.		3,106	394,990

UnitedHealth Group, Inc.		5,000	706,650

			1,476,581
Hotels, restaurants, and leisure (2.0%)

Aramark		1,310	48,771

Hyatt Hotels Corp. Class A(NON)(S)		1,372	69,684

McDonald's Corp.		5,789	651,668

Vail Resorts, Inc.		166	26,467

			796,590
Household products (2.2%)

Church & Dwight Co., Inc.		2,002	96,617

Clorox Co. (The)		355	42,607

Colgate-Palmolive Co.		6,849	488,745

Kimberly-Clark Corp.		538	61,553

Procter & Gamble Co. (The)		2,209	191,741

			881,263
Industrial conglomerates (1.5%)

Carlisle Cos., Inc.		571	59,869

Honeywell International, Inc.		4,984	546,645

			606,514
Insurance (3.1%)

Aflac, Inc.		2,793	192,354

Alleghany Corp.(NON)		72	37,167

Allstate Corp. (The)		1,031	70,005

American Financial Group, Inc.		645	48,053

Aspen Insurance Holdings, Ltd.		1,486	71,700

Assured Guaranty, Ltd.		1,483	44,327

Everest Re Group, Ltd.		642	130,660

Hanover Insurance Group, Inc. (The)		380	28,952

Marsh & McLennan Cos., Inc.		4,395	278,599

Reinsurance Group of America, Inc.		825	88,985

Travelers Cos., Inc. (The)		2,355	254,764

			1,245,566
Internet software and services (4.2%)

Alphabet, Inc. Class A(NON)		1,295	1,048,821

CommerceHub, Inc. Ser. C(NON)		2,419	36,406

eBay, Inc.(NON)		20,422	582,231

			1,667,458
IT Services (5.7%)

Amdocs, Ltd.		2,704	158,049

Automatic Data Processing, Inc.		6,906	601,229

Broadridge Financial Solutions, Inc.		1,968	127,251

CoreLogic, Inc.(NON)		1,681	71,543

Fiserv, Inc.(NON)		3,533	347,930

Genpact, Ltd.(NON)		2,524	58,027

Paychex, Inc.		9,248	510,490

Vantiv, Inc. Class A(NON)		6,187	361,073

			2,235,592
Leisure products (0.7%)

Hasbro, Inc.		3,132	261,240

			261,240
Life sciences tools and services (2.2%)

Agilent Technologies, Inc.		2,950	128,532

Charles River Laboratories International, Inc.(NON)		587	44,542

Thermo Fisher Scientific, Inc.		4,360	641,051

VWR Corp.(NON)		1,163	31,994

Waters Corp.(NON)		281	39,098

			885,217
Machinery (0.4%)

Allison Transmission Holdings, Inc.		5,257	153,978

			153,978
Media (2.9%)

CBS Corp. Class B (non-voting shares)		4,435	251,110

Comcast Corp. Class A		4,183	258,593

Interpublic Group of Cos., Inc. (The)		7,987	178,829

John Wiley & Sons, Inc. Class A		768	39,629

Madison Square Garden Co. (The) Class A(NON)		174	28,795

News Corp. Class B		2,093	25,953

Omnicom Group, Inc.		240	19,157

Twenty-First Century Fox, Inc.		13,618	357,745

			1,159,811
Metals and mining (0.2%)

Reliance Steel & Aluminum Co.		1,127	77,515

			77,515
Mortgage real estate investment trusts (REITs) (2.1%)

AGNC Investment Corp.		18,915	379,435

Annaly Capital Management, Inc.		17,319	179,425

Chimera Investment Corp.		7,704	120,722

MFA Financial, Inc.		10,054	73,495

Two Harbors Investment Corp.		10,020	83,467

			836,544
Multi-utilities (0.3%)

NiSource, Inc.		4,300	100,018

			100,018
Multiline retail (1.1%)

Dollar General Corp.		6,508	449,638

			449,638
Oil, gas, and consumable fuels (3.5%)

Exxon Mobil Corp.		13,968	1,163,814

Phillips 66		2,076	168,467

World Fuel Services Corp.		1,244	50,071

			1,382,352
Personal products (0.1%)

Coty, Inc. Class A(NON)		1,522	34,991

			34,991
Pharmaceuticals (5.8%)

Johnson & Johnson		9,679	1,122,667

Merck & Co., Inc.		5,765	338,521

Pfizer, Inc.		26,760	848,560

			2,309,748
Semiconductors and semiconductor equipment (2.4%)

Applied Materials, Inc.		17,126	498,024

Texas Instruments, Inc.		6,428	455,424

			953,448
Software (1.5%)

Intuit, Inc.		1,950	212,043

Microsoft Corp.		3,696	221,464

Synopsys, Inc.(NON)		2,630	155,985

			589,492
Specialty retail (3.4%)

AutoZone, Inc.(NON)		629	466,819

Home Depot, Inc. (The)		694	84,675

Lowe's Cos., Inc.		7,373	491,410

TJX Cos., Inc. (The)		4,338	319,928

			1,362,832
Technology hardware, storage, and peripherals (1.2%)

Apple, Inc.		4,218	478,912

			478,912
Textiles, apparel, and luxury goods (0.3%)

Carter's, Inc.		745	64,323

PVH Corp.		626	66,969

			131,292
Tobacco (2.1%)

Altria Group, Inc.		12,120	801,374

Philip Morris International, Inc.		199	19,192

			820,566
Water utilities (0.3%)

American Water Works Co., Inc.		1,636	121,129

			121,129

Total common stocks (cost $34,352,103)			$36,816,430

INVESTMENT COMPANIES (3.4%)(a)
		Shares	Value

SPDR S&P 500 ETF Trust(S)		6,363	$1,352,456

Total investment companies (cost $1,375,688)			$1,352,456

PURCHASED OPTIONS OUTSTANDING (2.0%)(a)
	Expiration	Contract
	date/strike price	amount	Value

SPDR S&P 500 ETF Trust (Put)	Oct-17/$183.00	$30,493	$196,409

SPDR S&P 500 ETF Trust (Put)	Sep-17/180.00	29,245	156,951

SPDR S&P 500 ETF Trust (Put)	Aug-17/183.00	30,019	154,458

SPDR S&P 500 ETF Trust (Put)	Jul-17/180.00	27,863	117,535

SPDR S&P 500 ETF Trust (Put)	Jun-17/175.00	30,144	92,665

SPDR S&P 500 ETF Trust (Put)	May-17/177.00	28,261	71,611

Total purchased options outstanding (cost $1,109,084)			$789,629

U.S. GOVERNMENT AGENCY OBLIGATIONS (0.4%)(a)
		Principal amount	Value

Federal Home Loan Mortgage Corporation sr. unsec. notes, 2.000%, 7/30/19(i)		$170,000	$174,831

Total U.S. government agency obligations (cost $174,831)			$174,831

SHORT-TERM INVESTMENTS (6.4%)(a)
		Shares	Value

Putnam Cash Collateral Pool, LLC 0.74%(d)		1,427,400	$1,427,400

Putnam Short Term Investment Fund 0.50%(AFF)		598,137	598,137

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.38%(P)		500,000	500,000

Total short-term investments (cost $2,525,537)			$2,525,537

TOTAL INVESTMENTS

Total investments (cost $39,537,243)(b)			$41,658,883

WRITTEN OPTIONS OUTSTANDING at 10/31/16 (premiums $30,195) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

SPDR S&P 500 ETF Trust (Call)	Nov-16/$220.50	$26,904	$7,535
SPDR S&P 500 ETF Trust (Call)	Nov-16/220.50	26,905	5,795
SPDR S&P 500 ETF Trust (Call)	Nov-16/221.00	26,609	1,755
SPDR S&P 500 ETF Trust (Call)	Nov-16/221.00	26,508	133

Total			$15,218

Key to holding's abbreviations
ETF	Exchange Traded Fund
SPDR	S&P Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2016 through October 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $39,547,425.
(b)	The aggregate identified cost on a tax basis is $39,616,643, resulting in gross unrealized appreciation and depreciation of $3,454,683 and $1,412,443, respectively, or net unrealized appreciation of $2,042,240.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC, and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Cash Collateral Pool, LLC *	439,259	4,006,350	3,018,209	—	1,427,400
	Putnam Short Term Investment Fund **	116,905	2,743,698	2,262,466	443	598,137
	Totals	$556,164	$6,750,048	$5,280,675	$443	$2,025,537
* No management fees are charged to Putnam Cash Collateral Pool, LLC.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $1,427,400, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $1,394,700.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $15,218 to cover certain derivative contracts.
Debt obligations are considered secured unless otherwise indicated.
The dates shown on debt obligations are the original maturity dates.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Options contracts: The fund used options contracts to generate additional income for the portfolio, and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $5,795 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$4,336,589	$—	$—
Consumer staples	3,633,052	—	—
Energy	2,295,086	—	—
Financials	5,585,894	—	—
Health care	5,182,976	—	—
Industrials	3,936,663	—	—
Information technology	7,477,309	—	—
Materials	991,178	—	—
Real estate	849,663	—	—
Telecommunication services	1,074,202	—	—
Utilities	1,453,818	—	—
Total common stocks	36,816,430	—	—
Investment companies	1,352,456	—	—
Purchased options outstanding	—	789,629	—
U.S. government agency obligations	—	174,831	—
Short-term investments	1,098,137	1,427,400	—

Totals by level	$39,267,023	$2,391,860	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Written options outstanding	—	(15,218)	—

Totals by level	$—	$(15,218)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Equity contracts	$789,629	$15,218

Total	$789,629	$15,218

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$180,000
Written equity option contracts (contract amount)		$100,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Citibank, N.A.	Deutsche Bank AG	JPMorgan Chase Bank N.A.	Total

	Assets:
	Purchased options#	154,458	406,609	—	228,562	789,629

	Total Assets	$154,458	$406,609	$—	$228,562	$789,629

	Liabilities:
	Written options#	—	1,755	5,795	7,668	15,218

	Total Liabilities	$—	$1,755	$5,795	$7,668	$15,218

	Total Financial and Derivative Net Assets	$154,458	$404,854	$(5,795)	$220,894	$774,411
	Total collateral received (pledged)##†	$154,458	$340,000	$—	$160,000
	Net amount	$—	$64,854	$(5,795)	$60,894

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 27, 2016

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: December 27, 2016